Loans, financing and debentures (Details) - Schedule of breakdown of debt by index - BRL (R$) R$ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Loans, financing and debentures (Details) - Schedule of breakdown of debt by index [Line Items]
Breakdown of debt	R$ 663,181	R$ 514,113
Fixed rate
Loans, financing and debentures (Details) - Schedule of breakdown of debt by index [Line Items]
Breakdown of debt	253,063	247,597
CDI and fixed rate +CDI [Member]
Loans, financing and debentures (Details) - Schedule of breakdown of debt by index [Line Items]
Breakdown of debt	165,553	266,516
Fixed rate + IPCA [Member]
Loans, financing and debentures (Details) - Schedule of breakdown of debt by index [Line Items]
Breakdown of debt	R$ 244,565